Capital and other commitments - Summary of Capital and Other Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 104	$ 97
Property, plant and equipment [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	18	11
Intangible assets [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 86	$ 86